Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Schedule of net value of the power purchase agreements in consolidated statements of financial position

The net value of the power purchase agreements as of December 31, 2024 and 2023 is presented in the consolidated statements of financial position as follows:

	2024
	Other financial assets (Note 9)			Other financial liabilities (Note 20)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Derivatives not designated as hedging instruments:	4,707	69	4,776	—	(13)	(13)
PPA VME	4,215	69	4,284	—	—	—
PPA Mowe	492	—	492	—	(13)	(13)
Derivatives designated as hedging instruments:	293	—	293	(1,086)	(842)	(1,928)
PPA EnergyaVM	—	—	—	(1,086)	(325)	(1,411)
PPA Axpo	293	—	293	—	(517)	(517)
Total	5,000	69	5,069	(1,086)	(855)	(1,941)

	2023
	Other financial assets (Note 9)			Other financial liabilities (Note 20)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Derivatives designated as hedging instruments:
PPA Adelanta	5,722	—	5,722	—	(1,418)	(1,418)
PPA EnergyaVM	—	—	—	(1,541)	(882)	(2,423)
Total	5,722	—	5,722	(1,541)	(2,300)	(3,841)

Schedule of unrealized and realized gains (losses) related to the derivative instruments

	2024		2023
	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss
	US$'000	US$'000	US$'000	US$'000
Derivative financial instruments:
PPA Adelanta	4,135	—	4,582	—
PPA EnergyaVM	(395)	678	(2,337)	83
PPA Axpo	(269)	(1,685)	—	—
Total	3,471	(1,007)	2,245	83

Schedule of purchase commitments.

	2024
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
PPA Energya VM	28,247	28,247	15,131	—	71,625
PPA Axpo	149,943	150,001	447,902	672,906	1,420,752
PPA VME	—	—	205,750	1,440,250	1,646,000
PPA Mowe	—	—	8,850	345,150	354,000